THE ADVISORS' INNER CIRCLE FUND II

                            FROST GROWTH EQUITY FUND
                            FROST VALUE EQUITY FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                           FROST MID CAP EQUITY FUND
                        FROST INTERNATIONAL EQUITY FUND
                          FROST NATURAL RESOURCES FUND
                  FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
                       FROST CONSERVATIVE ALLOCATION FUND
                         FROST MODERATE ALLOCATION FUND
                        FROST AGGRESSIVE ALLOCATION FUND
                          FROST TOTAL RETURN BOND FUND
                               FROST CREDIT FUND
                          FROST LOW DURATION BOND FUND
                           FROST MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                 (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS")

                        SUPPLEMENT DATED MARCH 26, 2015
                                     TO THE
        CURRENTLY EFFECTIVE CLASS A SHARES PROSPECTUS (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Board of Trustees of The Advisors' Inner Circle Fund II has approved (1) the elimination of sales charges imposed upon purchases and redemptions of Class A Shares of the Funds; and (2) the re-designation of Class A Shares of the Funds as Investor Class Shares. Accordingly, effective March 31, 2015, the Prospectus is hereby amended as follows:

     1. Except as otherwise noted in this Supplement, all references to "Class A Shares" in the Prospectus are deleted and replaced with "Investor Class Shares."

     2. In the "Fund Fees and Expenses" section on pages 1, 7, 12, 17, 27, 34, 40, 45, 54, 63, 70, 75, 81, 86 and 91, the last two sentences of the first paragraph and the chart entitled "Shareholder Fees (fees paid directly from your investment)" are deleted.

     3. The table under the heading "Expense Example" on page 2 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $107        $334        $579       $1,283
--------------------------------------------------------------------------------

     4. The table under the heading "Expense Example" on page 8 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $108        $337        $585       $1,294
--------------------------------------------------------------------------------


     5. The table under the heading "Expense Example" on page 13 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $104       $325        $563        $1,248
--------------------------------------------------------------------------------

     6. The table under the heading "Expense Example" on page 18 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $161       $499        $860        $1,878
--------------------------------------------------------------------------------

     7. The table under the heading "Expense Example" on page 28 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $124       $393        $681        $1,500
--------------------------------------------------------------------------------

     8. The table under the heading "Expense Example" on page 35 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $134       $418        $723        $1,590
--------------------------------------------------------------------------------

     9. The table under the heading "Expense Example" on page 41 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $104       $414        $747        $1,688
--------------------------------------------------------------------------------

     10. The table under the heading "Expense Example" on page 46 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $198       $776       $1,379       $3,013
--------------------------------------------------------------------------------

     11. The table under the heading "Expense Example" on page 55 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $180       $557        $959        $2,084
--------------------------------------------------------------------------------

     12. The table under the heading "Expense Example" on page 64 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                               1 YEAR     3 YEARS
--------------------------------------------------------------------------------
                                $171      $6,477
--------------------------------------------------------------------------------

     13. The table under the heading "Expense Example" on page 71 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                      $77       $240        $417         $930
--------------------------------------------------------------------------------

     14. The table under the heading "Expense Example" on page 76 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $119       $372        $644        $1,420
--------------------------------------------------------------------------------

     15. The table under the heading "Expense Example" on page 82 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                      $79       $246        $428         $954
--------------------------------------------------------------------------------

     16. The table under the heading "Expense Example" on page 87 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                      $80       $249        $433         $966
--------------------------------------------------------------------------------

     17. The table under the heading "Expense Example" on page 92 is deleted and replaced with the following:

--------------------------------------------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $107       $334        $579        $1,283
--------------------------------------------------------------------------------

     18. The second, third and fourth paragraphs under the heading "Performance Information" on pages 5, 10, 73 and 84 are deleted and replaced with the following:

The performance information provided for the period from May 31, 2002 ("Performance Start Date") to April 24, 2008 includes the returns of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). Institutional Class Shares of the Fund succeeded to the assets and operations of the Predecessor Fund on April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is the Performance Start Date.

The performance information provided includes the returns of Institutional Class Shares of the Fund for the period between April 25, 2008 and June 29, 2008, during which time only Institutional Class Shares of the Fund were offered. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Investor Class Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Investor Class Shares would be lower than those of the Institutional Class Shares. Prior to March 31, 2015, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), that were applicable to Class A Shares.

The performance information provided for the period between June 30, 2008 and March 30, 2015 represents the performance of Investor Class Shares when they were called Class A Shares, and, with respect to the performance table, includes the Maximum Sales Charge (Load), that was applicable to Class A Shares. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund during such time. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

     19.  The second, third and fourth paragraphs under the heading
          "Performance Information" on page 15 are deleted and replaced with the following:

The performance information provided for the period from May 31, 2002 ("Performance Start Date") to April 24, 2008 includes the returns of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). Institutional Class Shares of the Fund succeeded to the assets and operations of the Predecessor Fund on April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is the Performance Start Date.

The performance information provided includes the returns of Institutional Class Shares of the Fund for the period between April 25, 2008 and June 29, 2008, during which time only Institutional Class Shares of the Fund were offered. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Investor Class Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Investor Class Shares would be lower than those of the Institutional Class Shares. Prior to March 31, 2015, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), that were applicable to Class A Shares.

The performance information provided for the period between June 30, 2008 and March 30, 2015 represents the performance of Investor Class Shares when they were called Class A Shares, and, with respect to the performance table, includes the Maximum Sales Charge (Load), that was applicable to Class A Shares. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund during such time. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

     20. The second and third paragraphs under the heading "Performance Information" on page 20 are deleted and replaced with the following:

The performance information provided includes the returns of Institutional Class Shares for periods prior to February 13, 2012. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Investor Class Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Investor Class Shares would be lower than those of the Institutional Class Shares. Prior to March 31, 2015, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares. Institutional Class Shares first became available on April 25, 2008.

The performance information provided for the period between February 13, 2012 and March 30, 2015 represents the performance of Investor Class Shares when they were called Class A Shares, and, with respect to the performance table, includes the Maximum Sales Charge (Load), that was applicable to Class A Shares. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund during such time. If sales charges were included, the returns would be lower. Prior to February 13, 2012, the Fund employed a different investment strategy. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

     21.  The second, third and fourth paragraphs under the heading
          "Performance Information" on page 32 are deleted and replaced with the following:

The performance information provided for the period from May 31, 2002 ("Performance Start Date") to April 24, 2008 includes the returns of a common trust fund that was managed by Frost Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). Institutional Class Shares of the Fund succeeded to the assets and operations of the Predecessor Fund on April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is the Performance Start Date.

The performance information provided includes the returns of Institutional Class Shares of the Fund for the period between April 25, 2008 and June 29, 2008, during which time only Institutional Class Shares of the Fund were offered. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Investor Class Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Investor Class Shares would be lower than those of the Institutional Class Shares. Prior to March 31, 2015, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), that were applicable to Class A Shares.

The performance information provided for the period between June 30, 2008 and March 30, 2015 represents the performance of Investor Class Shares when they were called Class A Shares, and, with respect to the performance table, includes the Maximum Sales Charge (Load), that was applicable to Class A Shares. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund during such time. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

     22. The second paragraph under the heading "Performance Information" on pages 38, 43 and 79 is deleted and replaced with the following:

Prior to March 31, 2015, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The performance information provided for the period prior to March 31, 2015 represents the performance of Investor Class Shares when they were called Class A Shares, and, with respect to the performance table, includes the Maximum Sales Charge (Load), that was applicable to Class A Shares. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund during such time. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

     23. The second paragraph under the heading "Performance Information" on page 51 is deleted and replaced with the following:

Prior to March 31, 2014, the Fund employed a different investment strategy and was partially managed by a sub-adviser for the period between May 28, 2013 and March 31, 2014. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect. Prior to March 31, 2015, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The performance information provided for the period prior to March 31, 2015 represents the performance of Investor Class Shares when they were called Class A Shares, and, with respect to the performance table, includes the Maximum Sales Charge (Load), that was applicable to Class A Shares. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund during such time. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

     24. The second and third paragraphs under the heading "Performance Information" on page 60 are deleted and replaced with the following:

Prior to March 31, 2014, the Fund employed a different investment strategy. Therefore, the past performance shown below may have differed had the Fund's current investment strategy been in effect. Prior to March 31, 2015, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Fund commenced operations after the Institutional Class Shares, which are offered in a different prospectus, succeeded to the assets and operations of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to June 30, 2008 and has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is July 31, 2006 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

     25.  The second, third and fourth paragraphs under the heading
          "Performance Information" on page 89 are deleted and replaced with the following:

The performance information provided for the period from May 31, 2002 ("Performance Start Date") to April 24, 2008 includes the returns of a common trust fund that was managed by Frost Bank (the "Predecessor Fund"). Institutional Class Shares of the Fund succeeded to the assets and operations of the Predecessor Fund on April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is the Performance Start Date.

The performance information provided includes the returns of Institutional Class Shares of the Fund for the period between April 25, 2008 and August 27, 2008, during which time only Institutional Class Shares of the Fund were offered. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Investor Class Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Investor Class Shares would be lower than those of the Institutional Class Shares. Prior to March 31, 2015, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), that were applicable to Class A Shares.

The performance information provided for the period between August 28, 2008 and March 30, 2015 represents the performance of Investor Class Shares when they were called Class A Shares, and, with respect to the performance table, includes the Maximum Sales Charge (Load), that was applicable to Class A Shares. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund during such time. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

     26.  The second, third and fourth paragraphs under the heading
          "Performance Information" on page 94 are deleted and replaced with the following:

Investor Class Shares of the Fund are not available for purchase and therefore do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance. The Fund's Institutional Class Shares are offered in a separate prospectus. Investor Class Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Investor Class Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Investor Class Shares would be lower than those of the Institutional Class Shares. Prior to March 31, 2015, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the Fund succeeded to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by KCM (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is November 30, 2006 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

     27. Beginning on page 115, the heading "Sales Charges" and each paragraph above the subsection entitled "Redemptions-in-Kind" are deleted.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 FIA-SK-031-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                            FROST GROWTH EQUITY FUND
                            FROST VALUE EQUITY FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                           FROST MID CAP EQUITY FUND
                        FROST INTERNATIONAL EQUITY FUND
                          FROST NATURAL RESOURCES FUND
                  FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
                       FROST CONSERVATIVE ALLOCATION FUND
                         FROST MODERATE ALLOCATION FUND
                        FROST AGGRESSIVE ALLOCATION FUND
                          FROST TOTAL RETURN BOND FUND
                               FROST CREDIT FUND
                          FROST LOW DURATION BOND FUND
                           FROST MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                 (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS")

                        SUPPLEMENT DATED MARCH 26, 2015
                                     TO THE
      CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The Board of Trustees of The Advisors' Inner Circle Fund II has approved (1) the elimination of sales charges imposed upon purchases and redemptions of Class A Shares of the Funds; and (2) the re-designation of Class A Shares of the Funds as Investor Class Shares. Accordingly, effective March 31, 2015, the SAI is hereby amended as follows:

     1. On page S-1 of the SAI, under the subsection entitled "Description of Multiple Classes of Shares," the third sentence is hereby and replaced with the following:

The different classes provide for variations in certain distribution expenses and minimum investment requirements.

     2. On page S-58 of the SAI, under the subsection entitled "The Distribution Plan," the last sentence of the first paragraph is deleted.

     3. On page S-59 of the SAI, the subsection entitled "Dealer Reallowances" is deleted.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 FIA-SK-032-0100